Revenue - Contract Balances - Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Changes in total contract revenues	₩ 862,660	₩ 325,945
Changes in estimated total contract costs	659,613	180,065
Changes in profit before income taxes of construction contract:
- Current period	116,340	40,743
- Future periods	₩ 86,707	₩ 105,137